Pension Liabilities - Sensitivity analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined-Benefit Pension Plan
Sensitivity Analysis
Pension commitments under current assumptions for Swiss pension plans	kr (884)	kr (3,182)	kr (8,296)
Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Pension commitments under current assumptions for Swiss pension plans	kr 6,027	7,942
Discount rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Discount rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 6,615	8,904
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 5,518	7,130
Retirement pension inflation rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Retirement pension inflation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 5,797	7,575
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 6,281	8,353
Salary revaluation rate | Defined Benefit Plan Obligation
Sensitivity Analysis
Decrease in actuarial assumption (as a percent)	(0.50%)
Increase in actuarial assumption (as a percent)	0.50%
Salary revaluation rate | Defined Benefit Plan Obligation | Defined-Benefit Pension Plan
Sensitivity Analysis
Increase(decrease) in defined benefit obligation, assuming decrease in actuarial assumption	kr 5,927	7,792
Increase(decrease) in defined benefit obligation, assuming increase in actuarial assumption	kr 6,131	kr 8,100